DERIVATIVE INSTRUMENTS - Gain (Loss) on Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative contracts
Gain (loss) on derivatives	$ 6	$ 9	$ 19
Interest Rate Contract
Derivative contracts
Gain (loss) on derivatives	6	8	17
Other comprehensive income (loss), gain (loss) reclassified, before tax		1	(8)
Operating Cash Flow Hedging
Derivative contracts
Gain (loss) on derivatives	$ 0	$ 1	$ 2